FINANCIAL INSTRUMENTS - Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Financial instruments
Transfers between levels 1, 2 or 3 fair value measurements	$ 0	$ 0
Assets
Financial assets at fair value through profits or losses	4,513	4,513	$ 8,500
At fair value
Assets
Financial assets at fair value through profits or losses	4,513	4,513	8,500
Level 1 | At fair value
Assets
Financial assets at fair value through profits or losses	$ 4,513	$ 4,513	$ 8,500